Business Combination - Schedule of Values of Assets and Liabilities Acquired on the Acquisition Date from Major Business Combinations (Detail) ₩ in Millions	Dec. 31, 2021 KRW (₩)
HCN Co.,Ltd [Member]
Disclosure of detailed information about business combination [line items]
I. Total transfer price (A)	₩ 515,091
II. Amount recognized as identifiable assets and liabilities
Non-current assets	243,397
Current assets	104,574
Non-current liabilities	49,409
Current liabilities	36,151
Total identifiable net assets (B)	262,411
III. Non-controlling interest (C)	0
IV. Fair value of net assets acquired (D=B-C)	262,411
V. Goodwill (E=A-D)	252,680
Epsilon Global Communications Pte. Ltd [Member]
Disclosure of detailed information about business combination [line items]
I. Total transfer price (A)	159,738
II. Amount recognized as identifiable assets and liabilities
Non-current assets	73,810
Current assets	19,003
Non-current liabilities	36,773
Current liabilities	46,008
Total identifiable net assets (B)	10,032
III. Non-controlling interest (C)	0
IV. Fair value of net assets acquired (D=B-C)	10,032
V. Goodwill (E=A-D)	₩ 149,706